Subsequent Events (Details Narrative) - USD ($)						1 Months Ended		12 Months Ended
	Feb. 06, 2026	Aug. 29, 2025	Jun. 30, 2025	Jun. 20, 2025	Jun. 19, 2025	Apr. 30, 2026	Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2026	Nov. 07, 2023
Subsequent Event [Line Items]
Revenue remaining percentage								10.00%	10.00%
Cash & cash equivalents								$ 585,000	$ 172,000	$ 233,000
Accounts receivable								500,000	200,000		$ 1,500,000
Allowance for credit losses								0	0
Impairment of long-lived assets								$ 0	$ 0
Common stock, par value								$ 0.0001	$ 0.0001	$ 0.0001
Money Market Funds [Member]
Subsequent Event [Line Items]
Cash & cash equivalents								$ 30,000.00	$ 0
Subsequent Event [Member]
Subsequent Event [Line Items]
Number of shares issue and sold						219,429
Common stock price per share						$ 0.83
Gross proceeds						$ 200,000
Subscription Agreements [Member]
Subsequent Event [Line Items]
Number of shares issue and sold	595,238	581,395	1,184,512	2,857,142
Common stock price per share	$ 0.84	$ 0.86		$ 0.42
Proceeds from issuance of related party subscription agreements,	$ 500,000	$ 500,000		$ 1,200,000				$ 1,700,000
Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Number of shares issue and sold					3,390,923
Common stock price per share					$ 0.42
Securities Purchase Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from issuance of related party subscription agreements,						$ 1,000,000.0
Securities Purchase Agreement [Member] | Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Common stock price per share						$ 0.83
Securities Purchase Agreement [Member] | Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Common stock price per share						$ 0.89
SEPA [Member] | Subsequent Event [Member] | Yorkville [Member]
Subsequent Event [Line Items]
Number of shares issue and sold							400,000
Common stock price per share							$ 1.19
Gross proceeds							$ 500,000